April 2, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

       Re:  Merrill Lynch Index Funds
	    Post-Effective Amendment No. 2 to the
	    Registration Statement on Form N-1A
	    (Securities Act File No. 333-15265
	    Investment Company Act File No. 811-7899)

Ladies and Gentlemen:

   Pursuant to Rule 497 (j) under the Securities Act of
1933, as amended (the "1933 Act"), Merrill Lynch Index Funds
(the "Funds") hereby certifies that:

   (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497 (c) under the 1933 Act would not have differed from that contained in Post-Effective
       Amendment No. 2 to the Funds' Registration Statement on Form N-1A, constituting the most recent amendment to the Funds' Registration Statement on Form N-1A;
       and

   (2) the text of Post-Effective Amendment No. 2 to the Funds' Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
       Commission on March 31, 1998.

				 Very truly yours,

		Merrill Lynch Index Funds

		By:   Ira P. Shapiro /s/
		      _________________________
			Ira P. Shapiro
			Secretary